Loan-to-Value Analysis of Commercial Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 8,900,316	$ 7,279,466
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 8,825,418	$ 7,217,169
Mortgage loan, loan to value percentage	100.00%	100.00%
Mortgage Receivable | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 3,562,574	$ 2,439,554
Mortgage loan, loan to value percentage	40.40%	33.90%
Mortgage Receivable | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 2,650,959	$ 1,849,502
Mortgage loan, loan to value percentage	30.00%	25.60%
Mortgage Receivable | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 2,098,581	$ 2,072,965
Mortgage loan, loan to value percentage	23.80%	28.70%
Mortgage Receivable | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 317,950	$ 599,743
Mortgage loan, loan to value percentage	3.60%	8.30%
Mortgage Receivable | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 182,112	$ 209,957
Mortgage loan, loan to value percentage	2.00%	2.90%
Mortgage Receivable | 90% To 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 13,242	$ 13,426
Mortgage loan, loan to value percentage	0.20%	0.20%
Mortgage Receivable | Greater than 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		$ 32,022
Mortgage loan, loan to value percentage		0.40%